Other non-current Assets - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Miscellaneous Noncurrent Assets [Abstract]
Deductible value-added tax	¥ 3,323		¥ 18,045
Prepayments for purchase of non-current assets	1,798		341
Others	485		420
Other non-current assets	¥ 5,606	$ 835	¥ 18,806